CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 151,184	$ 135,266
Accounts receivable trade, net	108,659	156,733
Inventories	1,662,429	1,428,157
Prepaid expenses and other current assets	109,801	89,808
Total current assets	2,032,073	1,809,964
Furniture, fixtures and equipment, net	253,294	134,259
Deposits	16,086	16,086
Total assets	2,301,453	1,960,309
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	141,794	271,566
Accrued expenses	521,781	344,094
Deferred revenue	6,667
Accrual for settlement	26,789	80,000
Insurance premium finance contract	51,957	54,611
Total current liabilities	748,988	750,271
Convertible notes - related party, net of discounts	2,956,407	2,946,118
Convertible Line of Credit - related party, net of discounts	4,959,674	2,746,336
Total liabilities	8,665,069	6,442,725
Commitments and contingencies (Note 10)
Stockholders' deficit
Preferred stock: $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Common stock: $0.001 par value; 150,000,000 shares authorized; 53,605,180 and 48,972,496 shares issued and outstanding as of December 31, 2016 and 2015, respectively.	53,605	48,972
Additional paid in capital	41,540,705	38,754,495
Accumulated deficit	(47,957,926)	(43,285,883)
Total stockholders' deficit	(6,363,616)	(4,482,416)
Total liabilities and stockholders' deficit	$ 2,301,453	$ 1,960,309